Debt - Schedule of Debt (Details) - Summit Materials, LLC - USD ($) $ in Thousands	Jul. 02, 2016	Jan. 02, 2016	Dec. 27, 2014
Debt
Total debt	$ 1,538,962	$ 1,291,858	$ 1,064,917
Current portion of long-term debt	6,500	6,500	5,275
Long-term debt	1,532,462	1,285,358	$ 1,043,685
Gross amount	1,543,500	1,296,750
Debt discount	4,538	4,892
Term Loan, due 2022
Debt
Total debt	640,676	643,693
Gross amount	643,500	646,800
Debt discount	2,800	3,100
8 1/2% Senior Notes, due 2022
Debt
Total debt	$ 250,000
Debt instrument interest rate (as a percent)	8.50%
6 1/8% Senior Notes, due 2023 [Member]
Debt
Total debt	$ 648,286	648,165
Gross amount	650,000	650,000
Debt discount	$ 1,700	$ 1,800
Debt instrument interest rate (as a percent)	6.125%	6.125%